Derivatives And Fair Value Measurements (Fair Values Of Swaps And FSIRS In Balance Sheet Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		$ 721
Liability derivatives not designated as hedging instruments	(11,743)	(11,547)
Net total not designated as hedging instruments	(11,743)	(10,826)
Swaps [Member] | Deferred Charges And Other Assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		656
Net total not designated as hedging instruments		656
Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments		65
Liability derivatives not designated as hedging instruments	(11,122)	(11,547)
Net total not designated as hedging instruments	(11,122)	(11,482)
Swaps [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives not designated as hedging instruments	(621)
Net total not designated as hedging instruments	(621)
FSIRS [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives designated as hedging instruments	(24,713)
Net total designated as hedging instruments	(24,713)
FSIRS [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives designated as hedging instruments		(6,755)
Net total designated as hedging instruments		$ (6,755)